SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

23.   SEGMENT REPORTING

Prior to December 31, 2019, the Group has determined that it operates in five operating segments: (1) Supply chain management services, (2) Express delivery services, (3) Freight delivery services, (4) Store+ services, and (5) Others. The “Others” category principally relates to finance leasing services, cross-border logistic coordination services and Ucargo transportation services. The operating segments also represented the reporting segments. The chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM assess the performance of the operating segments based on the measures of revenues, costs of revenues and gross profit.

Commencing on January 1, 2020, the Group changed its segment disclosure to separate “Others” segment into Global logistics services, Capital service and Ucargo service. In addition, the CODM added the net profit as the performance measurement when evaluating operating segments performance. As a result, the Group reports segments as six operating segments: (1) Express delivery services(“Express delivery”), (2) Freight delivery services(“Freight delivery”), (3) Supply chain management services(“Supply chain management”), (4) Global logistic services(“Global”), (5) Ucargo services(“Ucargo”), and (6) Capital services(“Capital”). This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resource and evaluate the performance of reporting segments. Other than the information provided below, the CODM does not use any other measures by segments. The Group currently does not allocate assets to its operating segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. The Group retrospectively revised prior period segment information to conform to current period presentation. Further, because the results from our Store+ service business formerly reported as a separate reportable segment are currently reflected in our consolidated financial statements as discontinued operations for all periods presented, they are not reflected in the segment disclosures below. For further information, refer to Note 4.

23.   SEGMENT REPORTING (CONTINUED)

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue:
Express delivery	17,751,830	21,853,951	19,434,485	2,978,465
Freight delivery	4,115,606	5,233,542	5,163,882	791,400
Supply chain management	2,101,304	2,198,536	1,912,323	293,076
Global	162,968	336,874	777,657	119,181
Ucargo	2,414,169	3,233,887	2,871,850	440,130
Capital	168,299	205,203	211,021	32,340
Inter-segment*	(1,598,199)	(703,306)	(376,189)	(57,654)
Total revenue	25,115,977	32,358,687	29,995,029	4,596,938
Cost of revenue:
Express delivery	16,959,276	20,824,800	19,487,863	2,986,646
Freight delivery	3,963,172	4,944,124	5,070,567	777,098
Supply chain management	2,000,470	2,059,202	1,846,901	283,050
Global	167,963	371,404	875,734	134,212
Ucargo	2,387,839	3,175,187	2,825,775	433,069
Capital	48,015	52,001	26,225	4,019
Inter-segment*	(1,596,776)	(705,358)	(376,176)	(57,651)
Total cost of revenue	23,929,959	30,721,360	29,756,889	4,560,443
Gross (loss)/profit:
Express delivery	792,554	1,029,151	(53,378)	(8,181)
Freight delivery	152,434	289,418	93,315	14,302
Supply chain management	100,834	139,334	65,422	10,026
Global	(4,995)	(34,530)	(98,077)	(15,031)
Ucargo	26,330	58,700	46,075	7,061
Capital	120,284	153,202	184,796	28,321
Inter-segment*	(1,423)	2,052	(13)	(3)
Total gross profit	1,186,018	1,637,327	238,140	36,495
Net (loss)/profit:
Express	377,684	461,490	(755,305)	(115,756)
Freight	(13,536)	18,684	(199,826)	(30,625)
Supply Chain	(44,348)	(122,312)	(175,072)	(26,831)
Global	(74,812)	(167,600)	(251,511)	(38,546)
Ucargo	(12,292)	(22,056)	(116,782)	(17,898)
Capital	110,064	125,966	93,981	14,403
Unallocated**	(450,006)	(121,470)	(278,553)	(42,692)
Total net loss from continuing operations	(107,246)	172,702	(1,683,068)	(257,945)

(*)   The inter-segment eliminations mainly consist of (i) express delivery services provided by the Express delivery services segment to the Supply chain management services segment; and (ii) services provided by Ucargo to the Express delivery services, Freight delivery services and Supply chain management services segment, for the years ended December 31, 2018, 2019 and 2020, respectively.

(**)  Unallocated expenses are primarily related to the corporate general administrative expenses and other miscellaneous items that are not allocated to individual reportable segments.